Shareholders' equity - Reconciliation of movement in reserves (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Debt securities at FVOCI reserve
Balance as at beginning of year	$ (165)	$ 62
Net gains/(losses) from changes in fair value	(591)	(187)
Income tax effect	180	59
Transferred to income statements	5	(125)	$ (254)
Income tax effect	(1)	39
Loss allowance on debt securities measured at FVOCI	1	1
Other	3	(14)
Balance as at end of year	(568)	(165)	62
Equity securities at FVOCI reserve
Balance as at beginning of year	126	136
Net gains/(losses) from changes in fair value	(2)	(19)
Exchange differences on translation	1
Income tax effect	2	9
Balance as at end of year	127	126	136
Share-based payment reserve
Balance as at beginning of year	1,983	1,893
Share-based payment expense	96	90	87
Balance as at end of year	2,079	1,983	1,893
Cash flow hedge reserve
Balance as at beginning of year	152	813
Net gains/(losses) from changes in fair value	501	(635)	1,107
Income tax effect	(158)	189
Transferred to income statements	77	(309)	(237)
Income tax effect	(24)	94
Balance as at end of year	548	152	813
Foreign currency translation reserve
Balance as at beginning of year	(138)	(505)
Exchange differences on translation of foreign operations	(328)	522
Gains/(losses) on net investment hedges	28	(155)
Balance as at end of year	(438)	(138)	(505)
Other reserves
Balance as at beginning of year	(23)	(21)
Transactions with owners	7	(2)
Balance as at end of year	(16)	(23)	(21)
Total reserves	1,732	1,935
Parent Entity
Debt securities at FVOCI reserve
Balance as at beginning of year	103	313
Net gains/(losses) from changes in fair value	(813)	(179)
Income tax effect	243	53
Transferred to income statements	5	(125)
Income tax effect	(1)	39
Loss allowance on debt securities measured at FVOCI	1	1
Other		1
Balance as at end of year	(462)	103	313
Equity securities at FVOCI reserve
Balance as at beginning of year	(15)	5
Net gains/(losses) from changes in fair value	(5)	(29)
Income tax effect	2	9
Balance as at end of year	(18)	(15)	5
Share-based payment reserve
Balance as at beginning of year	1,874	1,784
Share-based payment expense	96	90
Balance as at end of year	1,970	1,874	1,784
Cash flow hedge reserve
Balance as at beginning of year	(203)	440
Net gains/(losses) from changes in fair value	873	(570)
Income tax effect	(262)	171
Transferred to income statements	132	(349)
Income tax effect	(39)	105
Balance as at end of year	501	(203)	440
Foreign currency translation reserve
Balance as at beginning of year	(141)	(195)
Exchange differences on translation of foreign operations	(165)	151
Gains/(losses) on net investment hedges	31	(97)
Balance as at end of year	(275)	(141)	(195)
Other reserves
Balance as at beginning of year	41	41
Balance as at end of year	41	41	$ 41
Total reserves	$ 1,757	$ 1,659